UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-08673

Dreyfus Investment Portfolios
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Core Value Portfolio
September 30, 2012 (Unaudited)

Common Stocks--99.6%	Shares		Value ($)
Automobiles & Components--1.9%
Delphi Automotive	5,010		155,310
General Motors	4,851	a,b	110,360
Johnson Controls	10,750		294,550
			560,220
Banks--8.2%
Comerica	8,900		276,345
Fifth Third Bancorp	14,250		221,018
PNC Financial Services Group	4,400		277,640
SunTrust Banks	5,220		147,569
U.S. Bancorp	15,610		535,423
Wells Fargo & Co.	27,260		941,288
			2,399,283
Capital Goods--6.5%
Eaton	7,600	a	359,176
General Electric	52,310		1,187,960
Honeywell International	5,710		341,172
			1,888,308
Consumer Durables & Apparel--3.0%
Newell Rubbermaid	18,190		347,247
Pulte Group	8,970	b	139,035
PVH	2,180		204,310
Toll Brothers	5,840	b	194,063
			884,655
Consumer Services--1.8%
Carnival	11,650		424,526
International Game Technology	8,540		111,789

			536,315
Diversified Financials--11.6%
Ameriprise Financial	6,040		342,408
Capital One Financial	5,470		311,845
Citigroup	11,676		382,039
Discover Financial Services	3,720		147,796
Franklin Resources	1,530		191,357
Goldman Sachs Group	3,270		371,734
Invesco	5,900		147,441
JPMorgan Chase & Co.	18,850		763,048
Moody's	9,520		420,498
NASDAQ OMX Group	4,580		106,691
TD Ameritrade Holding	12,450		191,356
			3,376,213
Energy--12.4%
Anadarko Petroleum	2,774		193,958
Cameron International	10,330	b	579,203
EOG Resources	4,991		559,242
Hess	4,510		242,277
Marathon Petroleum	2,820		153,944
Occidental Petroleum	10,100		869,206
Phillips 66	4,780		221,649
Schlumberger	4,020		290,767
Valero Energy	15,700		497,376
			3,607,622
Exchange-Traded Funds--.6%
iShares Russell 1000 Value Index
Fund	2,480		179,006
Food & Staples Retailing--.8%
CVS Caremark	4,530		219,343
Food, Beverage & Tobacco--6.1%
Coca-Cola Enterprises	7,030		219,828
ConAgra Foods	13,390		369,430

Dean Foods	12,640	b	206,664
Kraft Foods Group	1,620	b	72,333
Kraft Foods, Cl. A	10,150		419,702
PepsiCo	6,730		476,282
			1,764,239
Health Care Equipment & Services--3.5%
Baxter International	5,740		345,892
Cigna	4,970		234,435
Humana	3,010		211,151
McKesson	2,650		227,979
			1,019,457
Household & Personal Products--1.0%
Energizer Holdings	3,760		280,534
Insurance--6.5%
American International Group	6,590	b	216,086
Aon	5,120		267,725
Chubb	5,230		398,944
Marsh & McLennan	12,140		411,910
MetLife	10,710		369,067
Prudential Financial	4,420		240,934
			1,904,666
Materials--4.0%
Celanese, Ser. A	3,490		132,306
Eastman Chemical	2,500		142,525
International Paper	8,330		302,546
LyondellBasell Industries, Cl. A	5,720		295,495
Mosaic	2,320		133,655
Packaging Corp. of America	4,190		152,097
			1,158,624
Media--7.8%
News, Cl. A	26,710		655,196
Omnicom Group	5,550		286,158
Time Warner	8,023		363,683

Viacom, Cl. B	6,860		367,627
Walt Disney	11,250		588,150
			2,260,814
Pharmaceuticals, Biotech & Life Sciences--10.9%
Eli Lilly & Co.	2,940		139,385
Johnson & Johnson	9,120		628,459
Merck & Co.	18,350		827,585
Mylan	5,880	b	143,472
Pfizer	50,980		1,266,853
Thermo Fisher Scientific	2,590		152,370
			3,158,124
Retailing--1.5%
American Eagle Outfitters	8,150		171,802
Macy's	7,340		276,131
			447,933
Semiconductors & Semiconductor Equipment--.9%
Texas Instruments	9,610		264,755
Software & Services--2.2%
Google, Cl. A	213	b	160,709
Oracle	15,080		474,869
			635,578
Technology Hardware & Equipment--6.3%
Cisco Systems	24,140		460,833
Corning	10,130		133,210
EMC	10,460	b	285,244
QUALCOMM	10,240		639,898
SanDisk	7,360	b	319,645
			1,838,830
Transportation--1.6%
FedEx	4,000		338,480
Union Pacific	1,170		138,879
			477,359
Utilities--.5%

NRG Energy	6,950	a	148,660
Total Common Stocks
(cost $26,935,156)			29,010,538
Investment of Cash Collateral for
Securities Loaned--1.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $558,188)	558,188	[c]	558,188
Total Investments (cost $27,493,344)	101.5%		29,568,726
Liabilities, Less Cash and Receivables	(1.5%)		(440,853)
Net Assets	100.0%		29,127,873

a Security, or portion thereof, on loan. At September 30, 2012, the value of the fund's securities on loan was $543,095 and the value of the collateral held by the fund was $558,188.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At September 30, 2012, net unrealized appreciation on investments was $2,075,382 of which $3,245,997 related to appreciated investment securities and $1,170,615 related to depreciated investment securities. At September 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Energy	12.4
Diversified Financials	11.6
Pharmaceuticals, Biotech & Life Sciences	10.9
Banks	8.2
Media	7.8
Capital Goods	6.5
Insurance	6.5
Technology Hardware & Equipment	6.3
Food, Beverage & Tobacco	6.1

Materials	4.0
Health Care Equipment & Services	3.5
Consumer Durables & Apparel	3.0
Software & Services	2.2
Automobiles & Components	1.9
Money Market Investment	1.9
Consumer Services	1.8
Transportation	1.6
Retailing	1.5
Household & Personal Products	1.0
Semiconductors & Semiconductor Equipment	.9
Food & Staples Retailing	.8
Exchange-Traded Funds	.6
Utilities	.5
101.5

† Based on net assets.

The following is a summary of the inputs used as of September 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	28,831,532	-	-	28,831,532
Exchange-Traded Funds	179,006	-	-	179,006
Mutual Funds	558,188	-	-	558,188

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Midcap Stock Portfolio
September 30, 2012 (Unaudited)

Common Stocks--99.5%	Shares		Value ($)
Automobiles & Components--1.6%
Thor Industries	65,700		2,386,224
Banks--3.8%
Associated Banc-Corp	139,200		1,833,264
Cathay General Bancorp	52,800		911,328
Comerica	12,200		378,810
Huntington Bancshares	35,900		247,710
Regions Financial	79,700		574,637
Webster Financial	52,300		1,239,510
Zions Bancorporation	16,100		332,545
			5,517,804
Capital Goods--10.2%
Aecom Technology	56,200	a	1,189,192
Alliant Techsystems	28,900		1,448,179
Chicago Bridge & Iron & Co.	18,200		693,238
Gardner Denver	14,000		845,740
Granite Construction	37,400		1,074,128
IDEX	41,000		1,712,570
ITT	60,300		1,215,045
KBR	23,600		703,752
Lennox International	43,800		2,118,168
Lincoln Electric Holdings	50,700		1,979,835
Textron	23,700		620,229
Timken	28,700		1,066,492
WABCO Holdings	1,200	a	69,204
			14,735,772
Commercial & Professional Services--2.3%
Deluxe	64,300		1,965,008
Herman Miller	67,100		1,304,424
			3,269,432
Consumer Durables & Apparel--1.5%
Carter's	40,300	a	2,169,752
Consumer Services--4.3%
Bally Technologies	31,200	a	1,540,968
Bob Evans Farms	50,900		1,991,717
H&R Block	86,100		1,492,113

ITT Educational Services	8,800	a,b	283,624
Penn National Gaming	16,600	a	715,460
Wyndham Worldwide	4,800		251,904
			6,275,786
Diversified Financials--4.5%
American Capital	45,900	a	520,506
Discover Financial Services	16,700		663,491
Greenhill & Co.	21,700	b	1,122,975
Moody's	3,900		172,263
NASDAQ OMX Group	32,600		759,417
SEI Investments	87,000		1,866,150
Waddell & Reed Financial, Cl. A	44,500		1,458,265
			6,563,067
Energy--8.2%
Denbury Resources	24,400	a	394,304
Helix Energy Solutions Group	90,900	a	1,660,743
HollyFrontier	54,000		2,228,580
Kosmos Energy	66,100	a	752,879
Marathon Petroleum	11,700		638,703
Murphy Oil	14,500		778,505
Oceaneering International	28,700		1,585,675
Plains Exploration & Production	26,700	a	1,000,449
Tesoro	32,300		1,353,370
Tidewater	30,100		1,460,753
			11,853,961
Food, Beverage & Tobacco--2.1%
Smithfield Foods	49,600	a	974,640
Universal	40,900	b	2,082,628
			3,057,268
Health Care Equipment & Services--6.5%
Hill-Rom Holdings	58,100		1,688,386
Humana	16,500		1,157,475
ResMed	68,500		2,772,195
Thoratec	55,100	a	1,906,460
Universal Health Services, Cl. B	41,300		1,888,649
			9,413,165
Household & Personal Products--2.5%
Church & Dwight	33,400		1,803,266
Energizer Holdings	18,100		1,350,441
Nu Skin Enterprises, Cl. A	10,500		407,715
			3,561,422
Insurance--4.4%

Assurant	20,800		775,840
Everest Re Group	12,200		1,304,912
Lincoln National	13,000		314,470
Protective Life	32,300		846,583
Reinsurance Group of America	40,600		2,349,522
StanCorp Financial Group	25,600		799,744
			6,391,071
Materials--4.5%
Domtar	19,500		1,526,655
Huntsman	16,000		238,880
Minerals Technologies	30,400		2,156,272
NewMarket	8,620		2,124,658
Steel Dynamics	37,800		424,494
			6,470,959
Media--1.5%
Scholastic	36,100		1,147,258
Valassis Communications	43,100	a,b	1,064,139
			2,211,397
Pharmaceuticals, Biotech & Life Sciences--5.3%
Agilent Technologies	20,100		772,845
Charles River Laboratories
International	31,500	a	1,247,400
Mettler-Toledo International	14,400	a	2,458,656
Techne	13,200		949,608
United Therapeutics	14,900	a	832,612
Warner Chilcott, Cl. A	100,100		1,351,350
			7,612,471
Real Estate--8.2%
BRE Properties	25,400	c	1,191,006
CBL & Associates Properties	82,700	c	1,764,818
Hospitality Properties Trust	58,500	c	1,391,130
Kimco Realty	10,700	c	216,889
Liberty Property Trust	33,500	c	1,214,040
Macerich	5,847	c	334,624
Mack-Cali Realty	71,600	c	1,904,560
National Retail Properties	38,800	b,c	1,183,400
Rayonier	54,650	c	2,678,397
			11,878,864
Retailing--6.0%
Aaron's	40,900		1,137,429
Advance Auto Parts	11,500		787,060
ANN	31,300	a	1,180,949

Best Buy	20,100	b	345,519
Big Lots	1,900	a	56,202
Dillard's, Cl. A	12,800		925,696
GameStop, Cl. A	30,900	b	648,900
O'Reilly Automotive	12,400	a	1,036,888
PetSmart	33,900		2,338,422
Williams-Sonoma	5,500		241,835
			8,698,900
Semiconductors & Semiconductor Equipment--1.7%
LSI	111,400	a	769,774
Silicon Laboratories	48,000	a	1,764,480
			2,534,254
Software & Services--9.1%
Acxiom	49,900	a	911,673
CA	75,700		1,950,411
Cadence Design Systems	152,900	a	1,967,058
DST Systems	36,144		2,044,305
FactSet Research Systems	11,500	b	1,108,830
Fair Isaac	34,500		1,526,970
Intuit	11,200		659,456
Lender Processing Services	21,600		602,424
Synopsys	56,200	a	1,855,724
Total System Services	20,900		495,330
			13,122,181
Technology Hardware & Equipment--4.6%
Brocade Communications Systems	97,100	a	574,346
Diebold	34,300		1,156,253
Dolby Laboratories, Cl. A	18,600	a,b	609,150
Lexmark International, Cl. A	21,100	b	469,475
Plantronics	35,100		1,240,083
QLogic	68,300	a	779,986
Tech Data	42,000	a	1,902,600
			6,731,893
Telecommunication Services--.5%
Telephone & Data Systems	26,228		671,699
Transportation--1.4%
Alaska Air Group	60,000	a	2,103,600
Utilities--4.8%
Cleco	38,200		1,603,636
Hawaiian Electric Industries	59,500		1,565,445
IDACORP	47,600		2,059,652
NV Energy	93,400		1,682,134

		6,910,867
Total Common Stocks
(cost $131,817,509)		144,141,809

Other Investment--.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $729,498)	729,498 [d]	729,498
Investment of Cash Collateral for
Securities Loaned--4.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $6,954,638)	6,954,638 [d]	6,954,638
Total Investments (cost $139,501,645)	104.8%	151,825,945
Liabilities, Less Cash and Receivables	(4.8%)	(6,984,707)
Net Assets	100.0%	144,841,238

a Non-income producing security.
b Security, or portion thereof, on loan. At September 30, 2012, the value of the fund's securities on loan was $6,704,362 and the value of the collateral held by the fund was $6,954,638.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At September 30, 2012, net unrealized appreciation on investments was $12,324,300 of which $18,497,450 related to appreciated investment securities and $6,173,150 related to depreciated investment securities. At September 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	10.2
Software & Services	9.1
Energy	8.2
Real Estate	8.2
Health Care Equipment & Services	6.5
Retailing	6.0
Money Market Investments	5.3
Pharmaceuticals, Biotech & Life Sciences	5.3
Utilities	4.8
Technology Hardware & Equipment	4.6
Diversified Financials	4.5

Materials	4.5
Insurance	4.4
Consumer Services	4.3
Banks	3.8
Household & Personal Products	2.5
Commercial & Professional Services	2.3
Food, Beverage & Tobacco	2.1
Semiconductors & Semiconductor Equipment	1.7
Automobiles & Components	1.6
Consumer Durables & Apparel	1.5
Media	1.5
Transportation	1.4
Telecommunication Services	.5
104.8

† Based on net assets.

The following is a summary of the inputs used as of September 30, 2012 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	144,141,809	-	-	144,141,809
Mutual Funds	7,684,136	-	-	7,684,136

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S.
Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio
September 30, 2012 (Unaudited)

Common Stocks--99.3%	Shares		Value ($)
Automobiles & Components--.4%
Drew Industries	6,031	a	182,197
Spartan Motors	16,556		82,780
Standard Motor Products	10,328		190,242
Superior Industries International	10,606		181,257
Winnebago Industries	10,835	a	136,846
			773,322
Banks--7.3%
Bank Mutual	27,428		124,797
Bank of the Ozarks	10,744		370,346
BBCN Bancorp	34,987	a	441,186
Boston Private Financial Holdings	38,529		369,493
Brookline Bancorp	22,621		199,517
City Holding	7,252	b	259,912
Columbia Banking System	19,020		352,631
Community Bank System	14,448	b	407,289
CVB Financial	38,119		455,141
Dime Community Bancshares	7,250		104,690
F.N.B.	58,523	b	656,043
First BanCorp	14,975	a	66,189
First Commonwealth Financial	42,767		301,507
First Financial Bancorp	26,488		447,912
First Financial Bankshares	12,227	b	440,539
First Midwest Bancorp	34,156		428,658
Glacier Bancorp	26,995		420,582
Hanmi Financial	13,970	a	178,956
Home Bancshares	11,290		384,876
Independent Bank	7,867	b	236,718
National Penn Bancshares	55,516		505,751
NBT Bankcorp	14,000	b	308,980
Northwest Bancshares	45,207		552,882
Old National Bancorp	45,890		624,563
Oritani Financial	20,874		314,154

PacWest Bancorp	15,942		372,565
Pinnacle Financial Partners	16,719	a	323,011
PrivateBancorp	27,221		435,264
Provident Financial Services	19,365		305,773
S&T Bancorp	10,431	b	183,690
Simmons First National, Cl. A	8,006		194,986
Sterling Bancorp	12,384		122,849
Susquehanna Bancshares	82,527		863,232
Texas Capital Bancshares	15,602	a	775,575
Tompkins Financial	3,227		130,758
Trustco Bank	45,331		259,293
UMB Financial	12,637		615,169
Umpqua Holdings	49,661		640,130
United Bankshares	17,285	b	430,569
United Community Banks	11,795	a	98,960
ViewPoint Financial Group	14,598		279,844
Wilshire Bancorp	27,279	a	171,858
Wintrust Financial	14,480	b	544,014
			15,700,852
Capital Goods--10.4%
A.O. Smith	17,461		1,004,706
AAON	5,028		99,001
AAR	14,366		235,890
Actuant, Cl. A	32,184		921,106
Aegion	15,139	a	290,063
Aerovironment	7,183	a	168,585
Albany International, Cl. A	13,389		294,156
American Science & Engineering	4,141		271,691
Apogee Enterprises	13,072		256,473
Applied Industrial Technologies	18,554		768,692
Astec Industries	8,071	a	255,124
AZZ	8,708		330,730
Barnes Group	22,143		553,796
Belden	20,636		761,056
Brady, Cl. A	22,221		650,631
Briggs & Stratton	20,268	b	378,404
Cascade	3,806		208,340
Ceradyne	10,939		267,240
CIRCOR International	6,164		232,691

Comfort Systems USA	20,110		219,802
Cubic	6,103	b	305,516
Curtiss-Wright	18,844		616,199
Dycom Industries	14,232	a	204,656
EMCOR Group	30,040		857,342
Encore Wire	7,090		207,453
EnerSys	22,001	a	776,415
Engility Holdings	6,826	a,b	125,940
EnPro Industries	7,337	a	264,205
ESCO Technologies	10,735		417,055
Federal Signal	22,865	a	144,507
Franklin Electric	7,869		475,996
GenCorp	24,523	a,b	232,723
Gibraltar Industries	12,694	a	162,737
Griffon	13,741		141,532
II-VI	20,498	a	389,872
John Bean Technologies	14,488		236,589
Kaman	10,603	b	380,224
Kaydon	14,557		325,203
Lindsay	5,547	b	399,218
Lydall	9,397	a	132,404
Moog, Cl. A	19,198	a	727,028
Mueller Industries	17,070		776,173
National Presto Industries	1,395	b	101,668
NCI Building Systems	9,548	a	95,766
Orbital Sciences	27,219	a	396,309
Powell Industries	1,916	a	74,092
Quanex Building Products	14,208		267,679
Robbins & Myers	19,137		1,140,565
Simpson Manufacturing	17,514		501,251
Standex International	5,240		232,918
Teledyne Technologies	15,429	a	978,044
Tennant	9,125		390,733
Toro	25,628		1,019,482
Universal Forest Products	6,582		273,416
Vicor	13,177	a	87,891
Watts Water Technologies, Cl. A	12,658		478,852
			22,505,830
Commercial & Professional Services--3.6%

ABM Industries	20,305		384,374
CDI	3,131		53,321
Consolidated Graphics	4,851	a	126,563
Dolan	10,306	a	55,446
Encore Capital Group	9,128	a	257,957
Exponent	6,892	a	393,464
G&K Services, Cl. A	7,384		231,193
Geo Group	23,648		654,340
Healthcare Services Group	25,461		582,293
Heidrick & Struggles International	7,267		92,582
Insperity	9,294		234,488
Interface	22,623		298,850
Kelly Services, Cl. A	11,908	b	150,041
Mobile Mini	15,430	a	257,835
Navigant Consulting	25,159	a	278,007
On Assignment	16,241	a	323,521
Portfolio Recovery Associates	7,099	a	741,349
Resources Connection	19,091		250,283
SYKES Enterprises	18,710	a	251,462
Tetra Tech	27,933	a	733,521
TrueBlue	17,956	a	282,268
UniFirst	5,744		383,642
United Stationers	19,406		504,944
Viad	8,357		174,327
			7,696,071
Consumer Durables & Apparel--4.6%
American Greetings, Cl. A	14,933	b	250,874
Arctic Cat	3,969	a	164,555
Blyth	5,414	b	140,710
Brunswick	38,629		874,174
Callaway Golf	18,687		114,738
Crocs	39,687	a	643,326
Ethan Allen Interiors	12,356	b	270,844
Fifth & Pacific	43,403	a	554,690
Helen of Troy	13,169	a	419,169
Iconix Brand Group	31,612	a	576,603
iRobot	11,801	a,b	268,591
JAKKS Pacific	11,424	b	166,448
K-Swiss, Cl. A	7,151	a,b	24,528

La-Z-Boy	22,258	a	325,635
M/I Homes	7,103	a	137,372
Maidenform Brands	8,073	a	165,335
Meritage Homes	11,338	a	431,184
Movado Group	9,083		306,279
Oxford Industries	5,933		334,918
Perry Ellis International	4,042	a	89,126
Quiksilver	47,746	a	158,517
Ryland Group	16,600		498,000
Skechers USA, Cl. A	13,005	a	265,302
Standard Pacific	42,801	a,b	289,335
Steven Madden	15,764	a	689,202
Sturm Ruger & Co.	8,170	b	404,333
True Religion Apparel	11,836		252,462
Universal Electronics	5,548	a	97,534
Wolverine World Wide	21,471		952,668
			9,866,452
Consumer Services--4.2%
American Public Education	8,884	a,b	323,644
Biglari Holdings	663	a	242,035
BJ's Restaurants	9,740	a,b	441,709
Boyd Gaming	23,190	a,b	163,721
Buffalo Wild Wings	7,289	a	624,959
Capella Education	6,871	a	240,897
Career Education	22,690	a	85,541
CEC Entertainment	9,451		284,664
Coinstar	13,692	a,b	615,866
Corinthian Colleges	41,756	a,b	99,379
Cracker Barrel Old Country Store	9,645		647,276
DineEquity	6,695	a	374,920
Hillenbrand	28,084		510,848
Interval Leisure Group	18,954		358,799
Jack in the Box	17,217	a	483,970
Lincoln Educational Services	6,070		25,494
Marcus	12,571		139,538
Marriott Vacations Worldwide	11,747	a	423,127
Monarch Casino & Resort	7,087	a	61,728
Multimedia Games Holding Company	7,599	a	119,532
Papa John's International	8,904	a	475,563

Peet's Coffee & Tea	4,710	a,b	345,431
Pinnacle Entertainment	27,166	a	332,783
Red Robin Gourmet Burgers	5,855	a	190,639
Ruby Tuesday	26,210	a	190,022
Ruth's Hospitality Group	15,956	a	101,640
Shuffle Master	25,886	a	409,258
Sonic Automotive, Cl. A	15,319		290,755
Texas Roadhouse	25,500		436,050
Universal Technical Institute	10,087		138,192
			9,177,980
Diversified Financials--2.5%
Calamos Asset Management, Cl. A	11,271		131,194
Cash America International	13,393		516,568
EZCORP, Cl. A	19,361	a	443,948
Financial Engines	15,439	a,b	367,911
First Cash Financial Services	12,760	a	587,088
HFF, Cl. A	12,589	a	187,576
Interactive Brokers Group, Cl. A	20,268		284,157
Investment Technology Group	18,024	a	156,809
Marketaxess Holdings	15,799		499,248
Piper Jaffray	6,035	a	153,591
Prospect Capital	56,894	b	655,419
Stifel Financial	22,277	a	748,507
SWS Group	14,315	a	87,465
Virtus Investment Partners	2,768	a	238,048
World Acceptance	6,475	a,b	436,739
			5,494,268
Energy--4.0%
Approach Resources	12,478	a,b	375,962
Basic Energy Services	11,848	a,b	132,935
Bristow Group	16,550		836,602
Cloud Peak Energy	26,366	a	477,225
Comstock Resources	18,917	a	347,694
Contango Oil & Gas	6,395	a	314,250
Exterran Holdings	28,054	a	568,935
Gulf Island Fabrication	4,769		132,912
Gulfport Energy	18,755	a	586,281
Hornbeck Offshore Services	14,981	a	549,054
ION Geophysical	55,014	a	381,797

Lufkin Industries	13,302		715,914
Matrix Service	13,933	a	147,272
Overseas Shipholding Group	9,395	b	62,007
OYO Geospace	2,370	a	290,112
PDC Energy	12,047	a	381,047
Penn Virginia	19,433		120,485
PetroQuest Energy	18,986	a,b	127,396
Pioneer Energy Services	26,477	a	206,256
SEACOR Holdings	8,243	a	687,136
Stone Energy	21,935	a	551,007
Swift Energy	18,435	a	384,923
TETRA Technologies	32,499	a	196,619
			8,573,821
Food & Staples Retailing--1.3%
Andersons	8,598		323,801
Casey's General Stores	16,737		956,352
Nash Finch	6,806		138,979
Spartan Stores	10,404		159,285
United Natural Foods	20,042	a	1,171,455
			2,749,872
Food, Beverage & Tobacco--2.6%
Alliance One International	33,147	a	107,065
B&G Foods	18,469		559,795
Boston Beer, Cl. A	3,813	a,b	426,942
Cal-Maine Foods	7,229	b	324,871
Calavo Growers	2,945	b	73,625
Darling International	49,807	a	910,970
Diamond Foods	8,495	b	159,876
Hain Celestial Group	18,052	a	1,137,276
J&J Snack Foods	6,103		349,885
Sanderson Farms	6,795		301,494
Seneca Foods, Cl. A	3,297	a	98,448
Snyders-Lance	17,494		437,350
TreeHouse Foods	14,843	a	779,258
			5,666,855
Health Care Equipment & Services--7.4%
Abaxis	9,774	a	351,082
Air Methods	4,349	a	519,140
Align Technology	29,351	a	1,085,106

Almost Family	3,276	a	69,713
Amedisys	11,034	a	152,380
AMN Healthcare Services	13,973	a	140,568
AmSurg	12,561	a	356,481
Analogic	5,612		438,690
Bio-Reference Labs	12,039	a,b	344,075
Cantel Medical	6,589		178,430
Centene	21,908	a	819,578
Chemed	9,057		627,560
Computer Programs & Systems	4,209		233,810
CONMED	14,082		401,337
CorVel	2,744	a,b	122,794
Cross Country Healthcare	6,587	a	31,091
CryoLife	20,291		136,356
Cyberonics	10,182	a	533,740
Ensign Group	5,737		175,581
Gentiva Health Services	8,731	a	98,835
Greatbatch	11,026	a	268,263
Haemonetics	10,541	a	845,388
Hanger	11,838	a	337,738
HealthStream	8,219	a	233,913
Healthways	13,941	a	163,249
ICU Medical	6,345	a	383,746
Integra LifeSciences Holdings	8,881	a	365,009
Invacare	16,169		228,630
IPC The Hospitalist	6,648	a	303,814
Kindred Healthcare	17,014	a	193,619
Landauer	2,835	b	169,306
LHC Group	3,840	a	70,925
Magellan Health Services	12,921	a	666,853
Medidata Solutions	9,904	a	411,016
Meridian Bioscience	15,980	b	306,496
Merit Medical Systems	15,615	a	233,132
Molina Healthcare	12,160	a	305,824
MWI Veterinary Supply	5,055	a	539,267
Natus Medical	12,735	a	166,446
Neogen	8,174	a	349,030
NuVasive	15,925	a	364,842
Omnicell	15,899	a	220,996

Palomar Medical Technologies	4,763	a	44,963
PharMerica	15,905	a	201,357
PSS World Medical	23,021	a	524,418
Quality Systems	15,901	b	294,964
SurModics	5,242	a	105,993
Symmetry Medical	15,734	a	155,609
West Pharmaceutical Services	13,743		729,341
			16,000,494
Household & Personal Products--.6%
Central Garden & Pet, Cl. A	17,648	a	213,188
Inter Parfums	5,856		107,165
Medifast	8,299	a,b	217,019
Prestige Brands Holdings	21,240	a	360,230
WD-40	7,323	b	385,483
			1,283,085
Insurance--2.3%
AMERISAFE	8,589	a	233,105
eHealth	7,144	a	134,093
Employers Holdings	11,833		216,899
Horace Mann Educators	18,812		340,685
Infinity Property & Casualty	4,222		254,967
Meadowbrook Insurance Group	25,465		195,826
National Financial Partners	20,190	a	341,211
Navigators Group	5,614	a	276,349
Presidential Life	9,216		128,379
ProAssurance	13,257		1,198,963
RLI	6,669		444,556
Safety Insurance Group	5,407		248,073
Selective Insurance Group	21,356		405,550
Stewart Information Services	8,731	b	175,842
Tower Group	13,813		267,834
United Fire Group	8,268		207,692
			5,070,024
Materials--5.7%
A. Schulman	13,269		316,068
A.M. Castle & Co.	5,116	a,b	63,899
AK Steel Holding	45,456	b	218,189
AMCOL International	9,737		329,890
American Vanguard	10,047		349,636

Balchem	12,419		456,150
Buckeye Technologies	18,657		598,143
Calgon Carbon	22,124	a	316,594
Century Aluminum	23,769	a	169,948
Clearwater Paper	8,407	a	347,293
Deltic Timber	4,308		281,140
Eagle Materials	19,956		923,165
Globe Specialty Metals	25,609		389,769
H.B. Fuller	21,758		667,535
Hawkins	2,581	b	107,241
Haynes International	5,132		267,634
Headwaters	25,340	a	166,737
Innophos Holdings	9,011		436,943
Kaiser Aluminum	6,673		389,636
KapStone Paper and Packaging	17,542	a	392,765
Koppers Holdings	8,749		305,603
Kraton Performance Polymers	13,712	a	357,883
LSB Industries	7,958	a	349,117
Materion	8,997		214,129
Myers Industries	16,934		264,509
Neenah Paper	6,259		179,258
Olympic Steel	2,687		45,357
OM Group	12,003	a	222,536
PolyOne	37,392		619,585
Quaker Chemical	4,764		222,336
RTI International Metals	13,460	a	322,232
Schweitzer-Mauduit International	14,898		491,485
Stepan	3,003		288,648
SunCoke Energy	28,641	a	461,693
Texas Industries	10,324	a,b	419,671
Tredegar	10,597		187,991
Wausau Paper	17,094		158,290
Zep	9,052		136,866
			12,435,564
Media--.6%
Arbitron	12,344		467,838
Digital Generation	8,833	a,b	100,343
E.W. Scripps, Cl. A	11,956	a	127,331
Harte-Hanks	18,267		126,590

Live Nation	58,480	a	503,513
			1,325,615
Pharmaceuticals, Biotech & Life Sciences--3.6%
Affymetrix	40,084	a,b	173,564
Akorn	28,920	a	382,322
ArQule	29,677	a	151,649
Cambrex	15,050	a	176,537
Cubist Pharmaceuticals	25,674	a	1,224,136
Emergent BioSolutions	8,860	a	125,901
Enzo Biochem	12,412	a	25,320
Hi-Tech Pharmacal	4,874	a	161,378
Luminex	15,983	a	310,710
Medicines	25,137	a	648,786
Momenta Pharmaceuticals	18,587	a,b	270,813
Par Pharmaceutical Cos.	14,549	a	727,159
PAREXEL International	26,901	a	827,475
Questcor Pharmaceuticals	26,148	b	483,738
Salix Pharmaceuticals	22,666	a	959,678
Spectrum Pharmaceuticals	21,529	a,b	251,889
ViroPharma	31,030	a	937,727
			7,838,782
Real Estate--8.1%
Acadia Realty Trust	18,902	c	469,148
Cedar Realty Trust	27,035	c	142,745
Colonial Properties Trust	38,074	c	801,458
Cousins Properties	46,390	c	368,337
DiamondRock Hospitality	82,172	c	791,316
EastGroup Properties	11,472	c	610,310
Entertainment Properties Trust	21,278	c	945,382
Extra Space Storage	42,963	c	1,428,520
Forestar Group	17,206	a	286,652
Franklin Street Properties	36,130	c	399,959
Getty Realty	7,845	b,c	140,818
Healthcare Realty Trust	34,066	c	785,221
Inland Real Estate	40,365	c	333,011
Kilroy Realty	29,967	c	1,341,922
Kite Realty Group Trust	30,671	c	156,422
LaSalle Hotel Properties	38,131	c	1,017,716
Lexington Realty Trust	60,255	b,c	582,063

LTC Properties	12,182	c	387,997
Medical Properties Trust	58,276	c	608,984
Mid-America Apartment Communities	16,680	c	1,089,371
Parkway Properties	10,800	c	144,396
Pennsylvania Real Estate
Investment Trust	24,033	c	381,163
Post Properties	23,569	c	1,130,369
PS Business Parks	6,912	c	461,860
Sabra Healthcare REIT	14,930	c	298,749
Saul Centers	3,911	c	173,648
Sovran Self Storage	11,314	c	654,515
Tanger Factory Outlet Centers	37,780	c	1,221,427
Universal Health Realty Income
Trust	3,757	c	172,747
Urstadt Biddle Properties, Cl. A	7,633	c	154,416
			17,480,642
Retailing--6.2%
Big 5 Sporting Goods	6,201		61,700
Blue Nile	4,791	a,b	177,698
Brown Shoe	17,152		274,947
Buckle	11,357	b	515,949
Cabela's	18,298	a	1,000,535
Cato, Cl. A	13,296		395,024
Children's Place Retail Stores	10,948	a	656,880
Christopher & Banks	2,810		9,863
Finish Line, Cl. A	22,421		509,854
Fred's, Cl. A	17,024		242,252
Genesco	10,090	a	673,306
Group 1 Automotive	10,190	b	613,744
Haverty Furniture	3,250		45,110
Hibbett Sports	11,714	a	696,397
Hot Topic	22,230		193,401
JOS. A. Bank Clothiers	11,225	a,b	544,188
Kirkland's	7,728	a	76,739
Lithia Motors, Cl. A	9,678		322,374
Lumber Liquidators Holdings	11,733	a,b	594,628
MarineMax	5,480	a	45,429
Men's Wearhouse	21,916		754,568
Monro Muffler Brake	12,622	b	444,168

NutriSystem	12,856	b	135,374
OfficeMax	33,165		259,019
PEP Boys-Manny Moe & Jack	21,982	b	223,777
PetMed Express	8,120	b	81,525
Pool	19,392		806,319
Rue21	6,603	a,b	205,683
Select Comfort	23,678	a	747,041
Sonic	28,604	a	293,763
Stage Stores	14,124		297,451
Stein Mart	13,136	a	111,787
Tuesday Morning	22,617	a	148,141
Vitamin Shoppe	12,747	a	743,405
VOXX International	10,795	a	80,747
Zale	12,238	a	84,442
Zumiez	9,151	a,b	253,757
			13,320,985
Semiconductors & Semiconductor Equipment--4.4%
Advanced Energy Industries	17,019	a	209,674
ATMI	12,111	a	224,901
Brooks Automation	30,371		243,879
Cabot Microelectronics	10,348		363,629
Ceva	10,440	a	150,127
Cirrus Logic	26,271	a	1,008,544
Cohu	10,332		97,017
Cymer	12,602	a	643,458
Diodes	14,390	a	244,774
DSP Group	9,503	a,b	56,448
Entropic Communications	42,658	a	248,270
Exar	24,887	a	199,096
GT Advanced Technologies	50,086	a,b	272,969
Hittite Microwave	11,832	a	656,321
Kopin	33,071	a	124,347
Kulicke & Soffa Industries	33,737	a	350,865
Micrel	25,630		267,065
Microsemi	35,209	a	706,645
MKS Instruments	23,740		605,133
Monolithic Power Systems	12,417	a	245,236
Nanometrics	7,865	a	108,616
Pericom Semiconductor	17,289	a	150,155

Power Integrations	11,649		354,479
Rubicon Technology	5,484	a,b	52,537
Rudolph Technologies	16,113	a	169,187
Sigma Designs	11,989	a	79,247
STR Holdings	18,011	a,b	55,834
Supertex	5,586	a	99,878
Tessera Technologies	22,817		312,137
TriQuint Semiconductor	61,286	a	309,494
Ultratech	11,322	a	355,284
Veeco Instruments	14,839	a,b	445,467
Volterra Semiconductor	9,264	a	202,604
			9,613,317
Software & Services--7.3%
Blackbaud	17,192		411,233
Blucora	14,909	a	265,529
Bottomline Technologies	13,837	a	341,636
CACI International, Cl. A	10,273	a,b	532,039
Cardtronics	18,362	a	546,820
CIBER	27,944	a	96,966
CommVault Systems	18,366	a	1,078,084
comScore	11,665	a	177,891
CSG Systems International	15,133	a	340,341
DealerTrack Holdings	17,821	a	496,315
Dice Holdings	22,984	a	193,525
Digital River	17,687	a	294,665
Ebix	15,510	b	366,191
EPIQ Systems	14,311		192,054
ExlService Holdings	8,675	a	255,912
Forrester Research	4,399		126,559
Heartland Payment Systems	18,259		578,445
Higher One Holdings	12,218	a,b	164,699
iGATE	10,017	a	182,009
Interactive Intelligence Group	3,979	a	119,569
j2 Global	20,287	b	665,819
JDA Software Group	18,719	a	594,890
Liquidity Services	9,068	a	455,304
LivePerson	19,892	a	360,244
LogMeIn	9,022	a	202,363
Manhattan Associates	9,609	a	550,307

MAXIMUS	15,637		933,842
MicroStrategy, Cl. A	3,206	a	429,828
Monotype Imaging Holdings	15,926		248,286
NCI, Cl. A	4,021	a,b	27,664
NetScout Systems	15,122	a	385,762
OpenTable	9,640	a,b	401,024
Opnet Technologies	5,572	b	189,838
Perficient	10,739	a	129,620
Progress Software	26,208	a	560,589
QuinStreet	10,892	a,b	91,384
Sourcefire	11,463	a	562,031
Stamps.com	5,067	a	117,250
Synchronoss Technologies	10,649	a	243,862
Take-Two Interactive Software	35,790	a	373,290
TeleTech Holdings	11,650	a	198,633
Tyler Technologies	11,898	a	523,750
United Online	42,098		232,381
VASCO Data Security International	12,191	a	114,352
Virtusa	6,840	a	121,547
Websense	18,173	a	284,407
XO Group	15,810	a	132,014
			15,890,763
Technology Hardware & Equipment--6.1%
3D Systems	18,431	a,b	605,458
Agilysys	10,199	a	87,711
Anixter International	12,469		716,469
Arris Group	50,343	a	643,887
Avid Technology	12,944	a	122,450
Badger Meter	6,473		235,552
Bel Fuse, Cl. B	4,678		87,385
Benchmark Electronics	21,697	a	331,313
Black Box	7,708		196,631
Brightpoint	28,358	a	254,655
Checkpoint Systems	14,398	a	119,215
Cognex	17,470		604,113
Comtech Telecommunications	9,632		266,228
CTS	14,660		147,626
Daktronics	14,113		134,215
Digi International	13,128	a	133,380

DTS	9,283	a	216,108
Electro Scientific Industries	11,200		136,864
FARO Technologies	6,266	a	258,911
FEI	16,348		874,618
Harmonic	53,499	a	242,885
Insight Enterprises	19,949	a	348,709
Intermec	21,561	a	133,894
Intevac	3,499	a	21,379
Littelfuse	9,468		535,321
Measurement Specialties	4,603	a	151,807
Mercury Computer Systems	13,944	a	148,085
Methode Electronics	12,046		116,967
MTS Systems	7,380		395,199
NETGEAR	16,798	a	640,676
Newport	14,213	a	157,196
Novatel Wireless	8,747	a	17,319
Oplink Communications	10,378	a	171,652
OSI Systems	7,248	a	564,184
Park Electrochemical	7,368		182,947
PC-Tel	8,368		58,994
Plexus	16,339	a	494,908
Pulse Electronics	14,418		11,823
Radisys	9,525	a	34,290
Rofin-Sinar Technologies	11,487	a	226,639
Rogers	5,441	a	230,481
ScanSource	10,093	a	323,178
Super Micro Computer	10,040	a	120,781
Symmetricom	16,665	a	116,155
Synaptics	14,694	a,b	352,950
SYNNEX	11,557	a	376,527
TTM Technologies	20,468	a	193,013
ViaSat	16,920	a,b	632,470
			13,173,218
Telecommunication Services--.6%
Atlantic Tele-Network	2,404		103,324
Cbeyond	13,103	a	129,196
Cincinnati Bell	76,418	a	435,583
General Communication, Cl. A	14,726	a	144,315
Lumos Networks	6,033		47,419

Neutral Tandem	17,585	a	164,947
NTELOS Holdings	6,987		121,364
USA Mobility	10,075		119,590
			1,265,738
Transportation--1.4%
Allegiant Travel	6,709	a	425,082
Arkansas Best	11,925		94,446
Forward Air	13,988		425,375
Heartland Express	19,901		265,877
Hub Group, Cl. A	14,563	a	432,230
Knight Transportation	22,400		320,320
Old Dominion Freight Line	30,805	a	929,079
SkyWest	19,424		200,650
			3,093,059
Utilities--4.1%
Allete	15,646		653,064
American States Water	9,439		419,375
Avista	24,759		637,297
CH Energy Group	7,176		467,947
El Paso Electric	18,625		637,906
Laclede Group	10,451		449,393
New Jersey Resources	17,488		799,551
Northwest Natural Gas	10,922		537,799
NorthWestern	16,906		612,504
Piedmont Natural Gas	28,755	b	933,962
South Jersey Industries	11,809		625,050
Southwest Gas	18,360		811,512
UIL Holdings	19,996		717,057
UNS Energy	15,730		658,458
			8,960,875
Total Common Stocks
(cost $167,257,806)			214,957,484
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.10%, 12/20/12
(cost $194,956)	195,000	[d]	194,965

Other Investment--.8%	Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,771,958)	1,771,958 [e]	1,771,958
Investment of Cash Collateral for
Securities Loaned--9.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $21,056,313)	21,056,313 [e]	21,056,313
Total Investments (cost $190,281,033)	109.9%	237,980,720
Liabilities, Less Cash and Receivables	(9.9%)	(21,372,728)
Net Assets	100.0%	216,607,992

a Non-income producing security.
b Security, or portion thereof, on loan. At September 30, 2012 the value of the fund's securities on loan was $20,984,217 and the value of the collateral held by the fund was $21,672,351, consisting of cash collateral of $21,056,313 and U.S. Government
& Agency securities valued at $616,038.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures positions.
e Investment in affiliated money market mutual fund.

At September 30, 2012, net unrealized appreciation on investments was $47,699,687 of which $58,830,995 related to appreciated investment securities and $11,131,308 related to depreciated investment securities. At September 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Short-Term/Money Market Investments	10.6
Capital Goods	10.4
Real Estate	8.1
Health Care Equipment & Services	7.4
Software & Services	7.3
Banks	7.3
Retailing	6.2
Technology Hardware & Equipment	6.1
Materials	5.7
Consumer Durables & Apparel	4.6
Semiconductors & Semiconductor Equipment	4.4

Consumer Services	4.2
Utilities	4.1
Energy	4.0
Commercial & Professional Services	3.6
Pharmaceuticals, Biotech & Life Sciences	3.6
Food, Beverage & Tobacco	2.6
Diversified Financials	2.5
Insurance	2.3
Transportation	1.4
Food & Staples Retailing	1.3
Media	.6
Household & Personal Products	.6
Telecommunication Services	.6
Automobiles & Components	.4
109.9

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
September 30, 2012 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2012	($)
Financial Futures Long
Russell 2000 E-mini	26	2,169,440	December 2012	(37,091)

The following is a summary of the inputs used as of September 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	214,957,484	-	-	214,957,484
Mutual Funds	22,828,271	-	-	22,828,271
U.S. Treasury	-	194,965	-	194,965
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(37,091)	-	-	(37,091)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S.
Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of deriv-
ative instrument that was held by the fund during the period ended
September 30, 2012 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk,
as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the
Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Technology Growth Portfolio
September 30, 2012 (Unaudited)

Common Stocks--96.6%	Shares		Value ($)
Application Software--8.1%
Citrix Systems	66,600	a	5,099,562
Informatica	122,121	a	4,251,032
Salesforce.com	70,290	a	10,732,580
			20,083,174
Communications Equipment--10.1%
Ciena	569,090	a,b	7,739,624
F5 Networks	72,330	a	7,572,951
QUALCOMM	156,570		9,784,059
			25,096,634
Computer Hardware--6.6%
Apple	24,551		16,381,900
Computer Storage & Peripherals--3.5%
SanDisk	199,360	a	8,658,205
Consumer Electronics--1.8%
Garmin	105,770	b	4,414,840
Data Processing & Outsourced Services--4.3%
MasterCard, Cl. A	11,470		5,178,476
Paychex	168,450		5,607,701
			10,786,177
Electronic Components--2.0%
Amphenol, Cl. A	84,150		4,954,752
Internet Retail--7.4%
Amazon.com	51,800	a	13,173,776
Priceline.com	8,660	a	5,358,202
			18,531,978
Internet Software & Services--14.8%
Akamai Technologies	327,100	a	12,514,846
Google, Cl. A	13,490	a	10,178,205
LinkedIn, Cl. A	104,480	a	12,579,392
LogMeIn	68,850	a	1,544,306
			36,816,749
IT Consulting & Other Services--6.1%
Cognizant Technology Solutions,

Cl. A	111,845	a	7,820,202
Teradata	96,560	a	7,281,590
			15,101,792
Semiconductors--21.7%
Analog Devices	234,860		9,204,163
Broadcom, Cl. A	317,840	a	10,990,907
Skyworks Solutions	365,730	a	8,618,427
Taiwan Semiconductor
Manufacturing, ADR	485,800		7,685,356
Texas Instruments	295,650		8,145,158
Xilinx	282,040		9,422,956
			54,066,967
Systems Software--10.3%
Fortinet	120,800	a	2,916,112
Oracle	275,443		8,673,700
Red Hat	111,030	a	6,322,048
VMware, Cl. A	80,330	a	7,771,124
			25,682,984
Total Common Stocks
(cost $198,694,904)			240,576,152

Other Investment--1.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,977,170)	2,977,170	[c]	2,977,170
Investment of Cash Collateral for
Securities Loaned--3.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $9,060,568)	9,060,568	[c]	9,060,568
Total Investments (cost $210,732,642)	101.4%		252,613,890
Liabilities, Less Cash and Receivables	(1.4%)		(3,443,561)
Net Assets	100.0%		249,170,329

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At September 30, 2012, the value of the fund's securities on loan was $8,712,879 and the value of the collateral held by the fund was $9,060,568.
c Investment in affiliated money market mutual fund.

At September 30, 2012, net unrealized appreciation on investments was $41,881,248 of which $45,965,202 related to appreciated investment securities and $4,083,954 related to depreciated investment securities. At September 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Semiconductors	21.7
Internet Software & Services	14.8
Systems Software	10.3
Communications Equipment	10.1
Application Software	8.7
Internet Retail	7.4
Computer Hardware	6.6
IT Consulting & Other Services	6.1
Money Market Investments	4.8
Data Processing & Outsourced Services	4.3
Computer Storage & Peripherals	3.5
Electronic Components	2.0
Consumer Electronics	1.8
101.4

† Based on net assets.

The following is a summary of the inputs used as of September 30, 2012 in valuing the fund's investments:

		Level 2 - Other
	Level 1 -Unadjusted	Significant Observable	Level 3 -Significant
Assets ($)	Quoted Prices	Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	240,576,152	-	-	240,576,152
Mutual Funds	12,037,738	-	-	12,037,738

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S.
Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Portfolios

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 20, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	November 20, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)